Bernstein Fund, Inc.

International Small Cap Portfolio

Schedule of Investments

December 31, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.6%
Industrials - 18.6%
Aerospace & Defense - 1.9%
Bombardier, Inc.-Class B (a)	3,352,992	$4,983,462
Embraer SA (a)	1,813,700	8,924,672
Saab AB-Class B	375,897	12,605,822

		26,513,956

Air Freight & Logistics - 0.2%
Oesterreichische Post AG	79,648	3,027,445

Airlines - 1.2%
Air New Zealand Ltd.	4,606,415	9,086,041
Controladora Vuela Cia de Aviacion SAB de CV-Class A (a)	2,639,041	2,760,822
Wizz Air Holdings PLC (a)(b)	76,398	3,949,056

		15,795,919

Building Products - 0.2%
GWA Group Ltd.	1,251,391	2,911,550

Commercial Services & Supplies - 2.5%
Biffa PLC (b)	2,330,230	8,457,345
Cewe Stiftung & Co. KGAA	29,466	3,496,308
Kokuyo Co., Ltd.	538,546	8,034,489
Rentokil Initial PLC	2,254,714	13,513,778

		33,501,920

Construction & Engineering - 1.5%
Burkhalter Holding AG	35,799	2,814,861
Daiho Corp.	78,000	2,051,348
Koninklijke Volkerwessels NV	142,919	3,518,854
Maire Tecnimont SpA	1,039,294	2,886,693
Mirait Holdings Corp.	119,600	1,807,478
Morgan Sindall Group PLC	180,181	3,866,417
Tokyu Construction Co., Ltd.	131,200	934,507
Yurtec Corp.	307,100	1,937,467

		19,817,625

Electrical Equipment - 1.1%
Nexans SA	114,014	5,579,139
TKH Group NV	163,690	9,199,867

		14,779,006

Industrial Conglomerates - 1.3%
Mytilineos SA	683,980	7,512,171
Rheinmetall AG	83,939	9,624,613

		17,136,784

Machinery - 2.7%
ATS Automation Tooling Systems, Inc. (a)	530,692	8,758,022
Deutz AG	1,002,014	6,235,929
FLSmidth & Co. A/S	146,524	5,843,187
Glory Ltd.	208,048	6,287,006
IMA Industria Macchine Automatiche SpA	40,422	2,907,102
Kardex AG	19,601	3,301,264

Company	Shares	U.S. $ Value
Rational AG	4,194	$3,359,883

		36,692,393

Professional Services - 3.6%
Amadeus Fire AG	22,883	3,801,862
Intertrust NV (b)	449,801	8,733,618
IPH Ltd.	512,278	2,945,624
Meitec Corp.	166,200	9,337,991
NICE Information Service Co., Ltd. (a)	231,008	2,783,748
TeamLease Services Ltd. (a)	57,923	2,009,663
Teleperformance	39,400	9,626,118
UT Group Co., Ltd.	347,800	10,364,894

		49,603,518

Road & Rail - 1.0%
Go-Ahead Group PLC (The)	101,433	2,972,365
Nobina AB (b)	464,999	3,199,665
Sankyu, Inc.	150,000	7,537,837

		13,709,867

Trading Companies & Distributors - 1.4%
BOC Aviation Ltd. (b)	839,600	8,538,930
Daiichi Jitsugyo Co., Ltd.	45,800	1,608,723
Inaba Denki Sangyo Co., Ltd.	126,800	3,216,022
Sojitz Corp.	1,012,600	3,263,707
Yuasa Trading Co., Ltd.	88,400	2,975,180

		19,602,562

		253,092,545

Information Technology - 13.9%
Communications Equipment - 0.3%
Accton Technology Corp.	229,000	1,285,496
VTech Holdings Ltd.	270,500	2,673,371

		3,958,867

Electronic Equipment, Instruments & Components - 3.1%
AT&S Austria Technologie & Systemtechnik AG	288,420	6,489,825
Egis Technology, Inc.	235,000	1,856,674
Electrocomponents PLC	370,098	3,328,693
Inficon Holding AG	4,411	3,502,638
Kaga Electronics Co., Ltd.	55,700	1,275,798
LEM Holding SA	2,367	3,478,532
Ryoyo Electro Corp.	157,700	2,924,457
Spectris PLC	273,887	10,554,958
Test Research, Inc.	653,000	1,159,348
Zhen Ding Technology Holding Ltd.	1,530,000	7,341,051

		41,911,974

IT Services - 4.9%
Altran Technologies SA	396,546	6,318,193
Atea ASA (a)	210,432	3,088,968
CANCOM SE	50,786	2,984,331
Computacenter PLC	172,243	4,045,154
Equiniti Group PLC (b)	2,756,541	7,536,312
Firstsource Solutions Ltd.	6,990,742	4,016,822

Company	Shares	U.S. $ Value
NEC Networks & System Integration Corp.	543,600	$19,253,228
Nihon Unisys Ltd.	377,739	11,849,284
Softcat PLC	238,569	3,645,248
TietoEVRY Oyj	104,949	3,263,234

		66,000,774

Semiconductors & Semiconductor Equipment - 4.3%
ASPEED Technology, Inc.	69,000	2,214,862
BE Semiconductor Industries NV	45,468	1,765,206
Dialog Semiconductor PLC (a)	68,956	3,502,082
Hua Hong Semiconductor Ltd. (b)	3,099,000	7,058,821
Machvision, Inc.	194,000	2,335,430
Melexis NV	41,233	3,110,316
Novatek Microelectronics Corp.	1,410,000	10,331,058
Parade Technologies Ltd.	330,000	6,783,474
SCREEN Holdings Co., Ltd.	177,700	12,118,928
Siltronic AG	83,456	8,385,055
Sino-American Silicon Products, Inc.	351,000	1,165,824

		58,771,056

Software - 1.0%
Avast PLC (b)	1,658,246	9,965,291
Enghouse Systems Ltd.	105,406	3,910,871

		13,876,162

Technology Hardware, Storage & Peripherals - 0.3%
Aten International Co., Ltd.	862,000	2,487,994
Gigabyte Technology Co., Ltd.	626,000	1,039,145
Roland DG Corp.	39,900	794,906

		4,322,045

		188,840,878

Consumer Discretionary - 12.2%
Auto Components - 2.1%
Aisan Industry Co., Ltd.	161,300	1,162,151
Faurecia SE	159,045	8,634,173
Kasai Kogyo Co., Ltd.	222,700	1,746,686
NGK Spark Plug Co., Ltd.	410,494	7,957,015
Tianneng Power International Ltd.	2,052,000	1,562,709
Toyo Tire Corp.	514,694	7,382,317

		28,445,051

Automobiles - 0.1%
Piaggio & C SpA	429,199	1,322,976

Diversified Consumer Services - 1.0%
YDUQS Part	1,184,900	14,063,020

Hotels, Restaurants & Leisure - 3.9%
Autogrill SpA	286,710	3,001,452
Bloomberry Resorts Corp.	43,071,894	9,610,276
Collins Foods Ltd.	390,233	2,438,457
Greggs PLC	124,977	3,812,095
GVC Holdings PLC	949,856	11,124,819
Kindred Group PLC (SDR)	462,157	2,830,273
Recipe Unlimited Corp.	147,231	2,208,664
Round One Corp.	143,200	1,384,762

Company	Shares	U.S. $ Value
Sushiro Global Holdings Ltd.	201,120	$17,320,091

		53,730,889

Household Durables - 0.5%
Dorel Industries, Inc.-Class B	711,471	3,276,421
Haseko Corp.	256,300	3,440,530

		6,716,951

Internet & Direct Marketing Retail - 0.2%
Moneysupermarket.com Group PLC	607,664	2,667,541

Leisure Products - 1.7%
BRP, Inc.	213,001	9,704,008
Games Workshop Group PLC	49,563	4,008,002
Spin Master Corp. (a)(b)	293,395	8,933,686

		22,645,696

Specialty Retail - 1.5%
Clas Ohlson AB-Class B	268,750	3,236,586
EDION Corp.	285,600	3,171,696
Geo Holdings Corp.	222,000	2,738,054
Giordano International Ltd.	7,716,000	2,325,997
Kohnan Shoji Co., Ltd.	32,800	770,528
Senao International Co., Ltd.	90,000	96,387
Super Retail Group Ltd.	429,900	3,050,903
T-Gaia Corp.	110,800	2,683,562
Valora Holding AG (a)	9,921	2,767,929

		20,841,642

Textiles, Apparel & Luxury Goods - 1.2%
Asics Corp.	495,300	8,217,725
China Lilang Ltd.	2,159,000	1,762,960
Handsome Co., Ltd. (a)	85,666	2,337,038
JNBY Design Ltd. (b)	1,365,500	1,834,259
LF Corp. (a)	100,955	1,611,545

		15,763,527

		166,197,293

Financials - 11.1%
Banks - 4.5%
Bank Pembangunan Daerah Jawa Timur Tbk PT	53,919,500	2,660,933
Hokuhoku Financial Group, Inc.	158,400	1,660,296
Israel Discount Bank Ltd.-Class A	2,806,353	13,033,298
Kiatnakin Bank PCL	1,178,400	2,596,483
Miyazaki Bank Ltd. (The)	95,900	2,388,521
NIBC Holding NV (b)	339,505	2,872,633
Norwegian Finans Holding ASA (a)	1,232,576	13,379,711
Shikoku Bank Ltd. (The)	153,200	1,456,401
Spar Nord Bank A/S	284,489	2,762,962
SpareBank 1 Nord Norge	361,410	3,231,543
SpareBank 1 SMN	258,478	2,952,043
SpareBank 1 SR-Bank ASA	574,743	6,546,570
Tisco Financial Group PCL	845,700	2,802,177
TOMONY Holdings, Inc.	312,200	1,182,244

Company	Shares	U.S. $ Value
Towa Bank Ltd. (The)	279,000	$2,217,531

		61,743,346

Capital Markets - 3.5%
Alaris Royalty Corp.	186,825	3,155,113
Ashmore Group PLC	479,926	3,292,094
Euronext NV (b)	42,313	3,458,660
IG Group Holdings PLC	949,484	8,740,920
Intermediate Capital Group PLC	473,776	10,105,138
Kyokuto Securities Co., Ltd.	89,700	609,417
Man Group PLC/Jersey	1,582,756	3,314,855
TP ICAP PLC	2,265,543	12,282,124
Warsaw Stock Exchange	275,546	2,854,308

		47,812,629

Consumer Finance - 1.0%
Jaccs Co., Ltd.	130,900	3,348,965
Muthoot Finance Ltd.	701,405	7,481,964
Sun Hung Kai & Co., Ltd.	4,642,000	2,210,481

		13,041,410

Insurance - 1.6%
ASR Nederland NV	239,887	8,989,880
Beazley PLC	848,256	6,241,305
Coface SA	252,580	3,108,009
Panin Financial Tbk PT (a)	116,832,000	2,541,940
Unipol Gruppo SpA	286,096	1,642,495

		22,523,629

Thrifts & Mortgage Finance - 0.5%
Genworth MI Canada, Inc.	72,448	3,170,071
OneSavings Bank PLC	591,389	3,395,055

		6,565,126

		151,686,140

Consumer Staples - 9.1%
Beverages - 1.6%
Carlsberg Brewery Malaysia Bhd	430,200	3,092,013
Coca-Cola Bottlers Japan Holdings, Inc.	332,000	8,482,694
Royal Unibrew A/S	107,325	9,830,836

		21,405,543

Food & Staples Retailing - 0.5%
Arcs Co., Ltd.	116,800	2,454,047
Axfood AB	138,508	3,084,567
cocokara fine, Inc.	23,700	1,376,239

		6,914,853

Food Products - 6.8%
Astral Foods Ltd.	250,675	3,886,483
Austevoll Seafood ASA	719,364	7,378,576
Calbee, Inc.	289,100	9,419,257
Feed One Co., Ltd.	1,461,500	2,500,789
Greencore Group PLC	3,631,003	12,862,772
Maeil Dairies Co., Ltd. (a)	35,298	2,628,006
Morinaga Milk Industry Co., Ltd.	208,524	8,502,308

Company	Shares	U.S. $ Value
Nichirei Corp.	415,239	$9,700,022
Orion Corp./Republic of Korea (a)	98,479	8,981,366
Scandi Standard AB	388,348	3,084,776
Showa Sangyo Co., Ltd.	95,100	2,720,504
Tate & Lyle PLC	366,832	3,696,137
Uni-President China Holdings Ltd.	9,066,000	9,524,485
Yihai International Holding Ltd. (a)	1,206,000	7,079,448

		91,964,929

Personal Products - 0.0%
TCI Co., Ltd.	62,024	589,989

Tobacco - 0.2%
Scandinavian Tobacco Group A/S (b)	239,360	2,919,309

		123,794,623

Real Estate - 7.7%
Equity Real Estate Investment Trusts (REITs) - 2.6%
AEON REIT Investment Corp.	1,294	1,771,821
Allied Properties Real Estate Investment Trust	167,301	6,708,531
Frasers Logistics & Industrial Trust (b)	1,898,000	1,749,894
Heiwa Real Estate REIT, Inc.	1,315	1,643,523
Immobiliare Grande Distribuzione SIIQ SpA	274,026	1,905,725
Inmobiliaria Colonial Socimi SA	565,357	7,215,832
Invincible Investment Corp.	2,818	1,605,395
Kenedix Residential Next Investment Corp.	857	1,613,752
Killam Apartment Real Estate Investment Trust	698,870	10,193,368
Mapletree North Asia Commercial Trust (b)	1,832,000	1,581,824

		35,989,665

Real Estate Management & Development - 5.1%
ADO Properties SA (b)	199,792	7,193,824
BR Properties SA (a)	559,600	2,022,392
CA Immobilien Anlagen AG	351,844	14,780,144
China Overseas Property Holdings Ltd.	5,180,000	3,257,937
Dongwon Development Co., Ltd. (a)	688,959	2,432,764
Greenland Hong Kong Holdings Ltd.	4,724,000	2,048,364
Nexity SA	59,913	3,011,312
Origin Property PCL-Class F	10,908,100	2,549,153
Road King Infrastructure Ltd.	1,186,000	2,297,609
Times China Holdings Ltd.	3,235,000	6,446,452
Times Neighborhood Holdings Ltd. (a)(c)	1,379,022	858,316
TLG Immobilien AG	331,407	10,575,981
UOL Group Ltd.	1,491,500	9,230,910
Watkin Jones PLC	921,212	2,965,177

		69,670,335

		105,660,000

Health Care - 6.9%
Biotechnology - 0.7%
BioGaia AB-Class B	70,653	3,209,811
Hugel, Inc. (a)	18,551	6,379,638

		9,589,449

Company	Shares	U.S. $ Value
Health Care Equipment & Supplies - 2.2%
Ansell Ltd.	530,990	$10,812,495
Arjo AB-Class B	669,114	3,216,743
Getinge AB-Class B	858,881	15,972,753

		30,001,991

Health Care Providers & Services - 1.1%
Dr. Lal PathLabs Ltd. (b)	140,456	2,941,821
Galenica AG (a)(b)	52,658	3,252,218
Humana AB	472,738	3,073,742
Qualicorp Consultoria e Corretora de Seguros SA	352,300	3,261,091
Vital KSK Holdings, Inc.	275,700	2,647,558

		15,176,430

Life Sciences Tools & Services - 0.7%
Gerresheimer AG	130,763	10,113,466

Pharmaceuticals - 2.2%
Almirall SA	453,083	7,448,237
Boiron SA	75,964	3,101,601
Chong Kun Dang Pharmaceutical Corp. (a)	15,026	1,255,695
Faes Farma SA	562,175	3,163,902
Hikma Pharmaceuticals PLC	124,502	3,283,389
Huons Co., Ltd.	30,642	1,425,970
Samjin Pharmaceutical Co., Ltd.	58,851	1,262,695
Tsumura & Co.	192,178	5,620,806
Vectura Group PLC	2,478,786	3,043,711

		29,606,006

		94,487,342

Materials - 6.4%
Chemicals - 1.4%
China General Plastics Corp.	1,420,612	987,519
Dongyue Group Ltd.	1,991,000	1,104,212
Ercros SA	1,059,740	3,043,098
Nantex Industry Co., Ltd.	2,580,597	2,597,762
Tosoh Corp.	536,200	8,260,584
Ube Industries Ltd.	142,400	3,084,133

		19,077,308

Construction Materials - 0.2%
CSR Ltd.	1,019,757	3,260,233

Containers & Packaging - 0.2%
Cascades, Inc.	311,382	2,688,069

Metals & Mining - 4.5%
APERAM SA	237,353	7,624,475
BlueScope Steel Ltd.	890,187	9,428,499
Granges AB	272,866	2,881,461
Labrador Iron Ore Royalty Corp.	162,744	3,085,563
Largo Resources Ltd. (a)	2,529,071	1,928,135
Lundin Mining Corp.	1,215,836	7,265,710
Mitsui Mining & Smelting Co., Ltd.	114,200	3,028,530
Nippon Light Metal Holdings Co., Ltd.	522,200	1,122,411
Northern Star Resources Ltd.	1,094,900	8,628,755
OZ Minerals Ltd.	1,292,012	9,588,069
Sims Metal Management Ltd.	429,593	3,215,895

Company	Shares	U.S. $ Value
Stelco Holdings, Inc.	353,064	$2,966,330

		60,763,833

Paper & Forest Products - 0.1%
Nippon Paper Industries Co., Ltd.	80,500	1,358,555

		87,147,998

Communication Services - 5.3%
Diversified Telecommunication Services - 2.0%
Cogeco Communications, Inc.	124,480	10,851,439
Masmovil Ibercom SA (a)	427,910	9,779,242
Megacable Holdings SAB de CV	1,476,310	6,046,566

		26,677,247

Entertainment - 2.0%
Akatsuki, Inc.	175,400	9,401,149
Capcom Co., Ltd.	117,400	3,249,634
Soft-World International Corp.	502,000	1,393,980
Toei Animation Co., Ltd.	244,358	12,556,554

		26,601,317

Interactive Media & Services - 0.3%
Addcn Technology Co., Ltd.	118,000	947,171
Mixi, Inc.	145,800	2,764,269

		3,711,440

Media - 0.8%
APG SGA SA	10,051	2,949,457
Corus Entertainment, Inc.-Class B	637,180	2,610,448
IPSOS	96,724	3,147,965
Mediaset Espana Comunicacion SA	453,305	2,886,492

		11,594,362

Wireless Telecommunication Services - 0.2%
Orange Belgium SA	134,302	3,118,383

		71,702,749

Energy - 3.5%
Oil, Gas & Consumable Fuels - 3.5%
Aker BP ASA	242,253	7,950,836
Beach Energy Ltd.	5,961,361	10,544,163
Itochu Enex Co., Ltd.	347,100	2,925,217
Motor Oil Hellas Corinth Refineries SA	484,245	11,207,804
Parex Resources, Inc. (a)	210,350	3,912,019
Pilipinas Shell Petroleum Corp.	2,850,300	1,845,983
Premier Oil PLC (a)	4,997,112	6,500,028
Saras SpA	1,491,179	2,399,923

		47,285,973

Utilities - 2.9%
Electric Utilities - 1.0%
Contact Energy Ltd.	1,323,379	6,356,953
Genesis Energy Ltd.	3,526,193	7,186,014

		13,542,967

Company	Shares	U.S. $ Value
Gas Utilities - 0.2%
Shizuoka Gas Co., Ltd.	320,300	$2,774,432

Independent Power and Renewable Electricity Producers - 1.0%
Capital Power Corp.	428,651	11,352,130
First Gen Corp.	5,292,900	2,523,912

		13,876,042

Multi-Utilities - 0.5%
Hera SpA	761,142	3,333,830
Iren SpA	968,287	2,999,884

		6,333,714

Water Utilities - 0.2%
Cia de Saneamento do Parana-Class UNIT	138,360	3,500,897

		40,028,052

Total Common Stocks (cost $1,167,601,433)		1,329,923,593

INVESTMENT COMPANIES - 0.2%
Funds and Investment Trusts - 0.2%
iShares MSCI EAFE Small-Cap ETF (d) (cost $2,591,606)	44,030	2,742,188

RIGHTS - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Faes Farma SA, expiring 12/30/19 (a)(e)(f)(g) (cost $88,746)	562,175	89,544

SHORT-TERM INVESTMENTS - 1.2%
Investment Companies - 1.2%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.53% (d)(h)(i) (cost $16,696,082)	16,696,082	16,696,082

Total Investments - 99.0% (cost $1,186,977,867) (j)		1,349,451,407
Other assets less liabilities - 1.0%		14,073,480

Net Assets - 100.0%		$1,363,524,887

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	2,369	RUB	152,291	1/17/20	$82,145
Bank of America, NA	CNY	24,822	USD	3,549	2/13/20	(13,238)
Bank of America, NA	EUR	3,038	USD	3,427	3/13/20	4,290
Bank of America, NA	CAD	5,125	USD	3,905	3/16/20	(42,296)
Bank of America, NA	EUR	6,460	USD	7,261	3/16/20	(18,764)
Bank of America, NA	ILS	13,809	USD	3,994	3/16/20	(20,936)
Bank of America, NA	USD	3,993	ILS	13,809	3/16/20	21,059
Barclays Bank PLC	USD	3,383	CLP	2,508,873	1/15/20	(45,914)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	15,674	INR	1,129,128	1/16/20	$163,227
Barclays Bank PLC	CNY	123,777	USD	17,415	2/13/20	(347,217)
Barclays Bank PLC	USD	4,378	CNY	30,855	2/13/20	49,194
Barclays Bank PLC	USD	3,804	TWD	115,174	2/20/20	60,896
Barclays Bank PLC	PHP	282,165	USD	5,532	3/12/20	(21,946)
Barclays Bank PLC	EUR	3,036	USD	3,382	3/13/20	(38,604)
Barclays Bank PLC	NOK	196,443	USD	21,617	3/16/20	(763,887)
Barclays Bank PLC	USD	6,459	JPY	699,488	3/16/20	2,981
Barclays Bank PLC	USD	7,821	ZAR	116,011	3/16/20	383,040
Citibank, NA	USD	9,120	KRW	10,663,330	2/06/20	112,812
Citibank, NA	CAD	6,447	USD	4,892	3/16/20	(73,971)
Citibank, NA	EUR	2,968	USD	3,311	3/16/20	(33,757)
Citibank, NA	USD	1,292	TRY	7,679	3/16/20	(24,908)
Credit Suisse International	AUD	8,048	USD	5,557	3/16/20	(100,482)
Natwest Markets PLC	USD	2,647	KRW	3,153,683	2/06/20	83,380
Natwest Markets PLC	GBP	2,829	USD	3,798	3/16/20	43,593
Natwest Markets PLC	NZD	22,593	USD	14,926	3/16/20	(298,936)
Natwest Markets PLC	USD	4,233	JPY	458,275	3/16/20	1,267
Natwest Markets PLC	USD	3,667	ZAR	55,416	3/16/20	251,952
State Street Bank & Trust Co.	USD	6,139	INR	441,310	1/16/20	50,399
State Street Bank & Trust Co.	TWD	115,174	USD	3,805	2/20/20	(59,652)
State Street Bank & Trust Co.	USD	6,660	PHP	337,873	3/12/20	(9,728)
State Street Bank & Trust Co.	USD	10,953	AUD	15,864	3/16/20	200,084
State Street Bank & Trust Co.	USD	19,763	CHF	19,326	3/16/20	304,837
State Street Bank & Trust Co.	USD	4,268	SEK	39,816	3/16/20	(1,817)
State Street Bank & Trust Co.	USD	4,898	THB	148,320	3/16/20	62,429
State Street Bank & Trust Co.	USD	2,208	TRY	13,002	3/16/20	(62,084)
UBS AG	USD	5,509	CNY	38,608	2/13/20	31,066
UBS AG	PHP	270,933	USD	5,319	3/12/20	(13,252)
UBS AG	EUR	34,774	USD	38,905	3/16/20	(279,085)
UBS AG	USD	11,131	GBP	8,444	3/16/20	76,206

						$(285,617)

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the aggregate market value of these securities amounted to $94,177,166 or 6.9% of net assets.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.06% of net assets as of December 31, 2019, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Times Neighborhood Holdings Ltd.	10/18/19	$782,459	$858,316	0.06%

(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)	Illiquid security.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Fair valued by the Adviser.

(h)	Affiliated investments.
(i)	The rate shown represents the 7-day yield as of period end.
(j)

As of December 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $222,518,315 and gross unrealized depreciation of investments was $(60,330,392), resulting in net unrealized appreciation of $162,187,923.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
RUB	-	Russian Ruble
SEK	-	Swedish Krona
THB	-	Thailand Baht
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

MSCI	-	Morgan Stanley Capital International
REIT	-	Real Estate Investment Trust
SDR	-	Swedish Depositary Receipt

COUNTRY BREAKDOWN1

December 31, 2019 (unaudited)

21.4%	Japan
11.3%	United Kingdom
7.7%	Canada
5.1%	Germany
4.7%	Australia
4.0%	Sweden
4.0%	China
3.3%	Taiwan
3.3%	Norway
3.2%	France
2.9%	Netherlands
2.5%	Spain
2.4%	Brazil
23.0%	Other
1.2%	Short-Term

100.0%	Total Investments

1

All data are as of December 31, 2019. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.3% or less in the following: Austria, Belgium, Chile, Denmark, Finland, Greece, Hong Kong, India, Indonesia, Ireland, Israel, Italy, Jordan, Luxembourg, Malaysia, Malta, Mexico, New Zealand, Philippines, Poland, Singapore, South Africa, South Korea, Switzerland, Thailand and United States.

Bernstein Fund, Inc.

International Small Cap Portfolio

December 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2019:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Industrials	$56,665,510		$196,427,035		$	– 0	–	$253,092,545
Information Technology	28,748,034		160,092,844			– 0	–	188,840,878
Consumer Discretionary	56,255,711		109,941,582			– 0	–	166,197,293
Financials	50,344,262		101,341,878			– 0	–	151,686,140
Consumer Staples	22,989,163		100,805,460			– 0	–	123,794,623
Real Estate	61,793,630		43,866,370			– 0	–	105,660,000
Health Care	18,540,513		75,946,829			– 0	–	94,487,342
Materials	20,976,905		66,171,093			– 0	–	87,147,998
Communication Services	25,576,293		46,126,456			– 0	–	71,702,749
Energy	12,258,030		35,027,943			– 0	–	47,285,973
Utilities	16,875,926		23,152,126			– 0	–	40,028,052
Investment Companies	2,742,188		– 0	–		– 0	–	2,742,188
Rights	– 0	–	– 0	–		89,544		89,544
Short-Term Investments	16,696,082		– 0	–		– 0	–	16,696,082

Total Investments in Securities	390,462,247		958,899,616	(a)		89,544		1,349,451,407
Other Financial Instruments (b):
Assets:
Forward Currency Exchange Contracts	– 0	–	1,984,857			– 0	–	1,984,857
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(2,270,474)			– 0	–	(2,270,474)

Total	$390,462,247		$958,613,999			$89,544		$1,349,165,790

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2019 is as follows:

Fund	Market Value 9/30/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$29,940	$70,637	$83,881	$16,696	$41